Offerings - Offering: 1	May 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2026B 4.60% Senior Notes due June 15, 2029
Maximum Aggregate Offering Price	$ 549,791,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,926.14
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Georgia Power Company's Registration Statement on Form S-3 (File No. 333-285111) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.